Cash and Cash Equivalents - Schedule of Reconciliation of Cash and Cash Equivalents to Statement of Cash Flows (Details) - CLP ($) $ in Millions		Dec. 31, 2024	Dec. 31, 2023
Cash and due from banks:
Cash	[1]	$ 879,130	$ 929,034
Deposit in Chilean Central Bank	[1]	1,036,476	590,426
Deposits in domestic banks		12,767	17,052
Deposits in abroad banks		770,703	928,136
Subtotal - Cash and due from banks		2,699,076	2,464,648
Net transactions in the course of settlement	[2]	88,851	58,634
Cash equivalents	[3]	476,610	467,750
Total cash and cash equivalents		$ 3,264,537	$ 2,991,032

[1]	The level of funds in cash and in the Central Bank of Chile responds to regulations on reserve requirements that the bank must maintain on average in monthly periods.
[2]	Pending clearing operations with the Central Bank of Chile and foreign banks. Settlement for these transactions is normally finalized within 12 or 24 business hours since transactions took place.
[3]	Refers to financial instruments that meet the criteria to be considered as “cash equivalents” as defined by IAS 7, i.e., to qualify as “cash equivalents” investments in debt financial instruments must be: short-term with an original maturity of 90 days or less from the date of acquisition, highly liquid, readily convertible to known amounts of cash from the date of initial investment, and that the financial instruments are exposed to an insignificant risk of changes in their value.